Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES FIXED INCOME SECURITIES INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2023
Document Creation Date	dei_DocumentCreationDate	Jul. 19, 2023